NET SALES - Reconciliation Between Gross Sales and Net Sales (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Sales
Gross sales and/or services	R$ 125,907.2	R$ 110,162.7	R$ 85,221.2
Excise duty	(24,851.4)	(22,052.6)	(18,259.7)
Discounts	(21,347.0)	(15,255.8)	(8,582.5)
Total	R$ 79,708.8	R$ 72,854.3	R$ 58,379.0